Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 218,359	$ 195,041
Restricted cash	19,815	19,891
Marketable securities	139	225
Accounts receivable	28,118	27,059
Biological assets	1,187	429
Inventory	127,919	129,060
Prepaid expenses and deposits	16,860	22,464
Investments	27,560	3,400
Assets held for sale	19,051	6,375
Net investment in subleases	2,832	2,970
Current assets	461,840	406,914
Non-current assets
Long-term deposits and receivables	3,679	4,837
Right of use assets	115,435	129,679
Property, plant and equipment	145,810	152,916
Net investment in subleases	15,354	18,396
Intangible assets	61,325	73,149
Investments	8,427	29,660
Equity-accounted investees	413,124	538,331
Goodwill	124,248	119,282
Total assets	1,349,242	1,473,164
Current liabilities
Accounts payable and accrued liabilities	56,275	68,210
Current lease liabilities	34,256	30,537
Derivative warrants	26	4,400
Current liabilities	90,557	103,147
Non-current liabilities
Lease liabilities	118,017	136,492
Other liabilities	7,312	4,185
Total liabilities	215,886	243,824
Shareholders’ equity
Share capital	2,346,728	2,375,950
Warrants	667	2,260
Contributed surplus	57,156	73,014
Contingent consideration	0	2,279
Accumulated deficit	(1,323,965)	(1,260,851)
Accumulated other comprehensive income	52,770	19,417
Total shareholders’ equity	1,133,356	1,212,069
Non-controlling interest	0	17,271
Total liabilities and shareholders’ equity	$ 1,349,242	$ 1,473,164